LONG-TERM DEBT - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Jun. 17, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Oct. 08, 2024 USD ($)	Jun. 17, 2024 USD ($)	Jun. 03, 2024 CAD ($)	Jun. 03, 2024 USD ($)	Dec. 31, 2022 CAD ($)
LONG-TERM DEBT
Borrowings		$ 9,999.5		$ 8,836.9							$ 9,266.8
Issuance of long-term debt		3,240.5		4,972.3
A loss on termination of hedged arrangements	$ 17.2
Deferred finance costs	$ 1.6
Cost
LONG-TERM DEBT
Borrowings		$ 10,019.7		8,834.6
BSBY rate | Minimum
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis		1.50%				1.50%
BSBY rate | Maximum
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis		3.50%				3.50%
SOFR | Minimum
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis		2.00%				2.00%
Floating | Prime Rate | Minimum
LONG-TERM DEBT
Borrowings, interest rate		0.50%				0.50%
Floating | Prime Rate | Maximum
LONG-TERM DEBT
Borrowings, interest rate		1.25%				1.25%
Floating | SOFR | Minimum
LONG-TERM DEBT
Borrowings, interest rate		1.50%				1.50%
Floating | SOFR | Maximum
LONG-TERM DEBT
Borrowings, interest rate		2.25%				2.25%
Revolving Credit Facility
LONG-TERM DEBT
Borrowings									$ 1,205.0	$ 75.0
Revolving Credit Facility | Cost
LONG-TERM DEBT
Borrowings		$ 188.0		184.9
Revolving Credit Facility | Minimum
LONG-TERM DEBT
Interest coverage ratio		3				3
Revolving Credit Facility | Maximum
LONG-TERM DEBT
Total net funded debt to adjusted EBITDA ratio		0.0575				0.0575
Revolving Credit Facility | Four complete fiscal quarters | Maximum
LONG-TERM DEBT
Total net funded debt to adjusted EBITDA ratio		6				6
Term Loan B Facility | Floating | LIBOR | Minimum
LONG-TERM DEBT
Borrowings, interest rate		0.50%				0.50%
Term Loan B Facility | Floating | LIBOR | Maximum
LONG-TERM DEBT
Borrowings, interest rate		2.00%				2.00%
Term Loan B Facility | Floating | Prime Rate
LONG-TERM DEBT
Borrowings, interest rate		1.00%				1.00%
4.250% USD senior secured notes ("4.250% 2025 Secured Notes")
LONG-TERM DEBT
Borrowings								$ 500.0
Borrowings, interest rate								4.25%
4.250% USD senior secured notes ("4.250% 2025 Secured Notes") | Cost
LONG-TERM DEBT
Borrowings		$ 0.0		$ 661.3
Borrowings, interest rate		4.25%		4.25%		4.25%
4.750% 2029 Notes Effective June 8, 2021
LONG-TERM DEBT
Borrowings, interest rate								4.75%
4.750% 2029 Notes Effective June 8, 2021 | Cost
LONG-TERM DEBT
Borrowings		$ 1,079.2		$ 992.0
Borrowings, interest rate		4.75%		4.75%		4.75%
4.375% USD senior notes ("4.375% 2029 Notes") | Cost
LONG-TERM DEBT
Borrowings		$ 791.4		$ 727.4
Borrowings, interest rate		4.375%		4.375%		4.375%
6.625% USD senior notes ("6.625% 2032 Notes")
LONG-TERM DEBT
Borrowings, interest rate								6.625%
6.625% USD senior notes ("6.625% 2032 Notes") | Currency risk | Currency swap contract
LONG-TERM DEBT
Notional amount per note								$ 500.0
6.625% USD senior notes ("6.625% 2032 Notes") | Cost
LONG-TERM DEBT
Borrowings		$ 719.4		$ 0.0
Borrowings, interest rate		6.625%		6.625%		6.625%
4.375% USD senior notes ("4.375% 2054 Notes")
LONG-TERM DEBT
Borrowings, interest rate		4.375%				4.375%	4.375%
Notional amount per note							$ 210.0
4.375% USD senior notes ("4.375% 2054 Notes") | Cost
LONG-TERM DEBT
Borrowings, interest rate		4.375%		4.375%		4.375%
Other | Cost
LONG-TERM DEBT
Borrowings		$ 503.0		$ 347.3
Promissory notes
LONG-TERM DEBT
Borrowings						$ 50.0
Borrowings, interest rate		6.00%				6.00%
Term loan, maturing September 21, 2025
LONG-TERM DEBT
Borrowings						$ 12.5
Issuance of long-term debt			$ 5.9
Revolving credit facility, maturing September 21, 2025
LONG-TERM DEBT
Borrowings						15.0
Issuance of long-term debt			0.0		$ 0.0
Term loan, maturing August 31, 2028
LONG-TERM DEBT
Borrowings						170.0
Issuance of long-term debt			168.9
Revolving credit facility, maturing August 31, 2028
LONG-TERM DEBT
Borrowings						$ 100.0
Issuance of long-term debt			$ 78.8		$ 29.3
Term loan and revolving credit facility maturing August 31, 2028 | SOFR | Maximum
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis		3.25%				3.25%
Loans maturing on May 31, 2025
LONG-TERM DEBT
Borrowings						$ 33.2
Loans maturing on May 31, 2026
LONG-TERM DEBT
Borrowings						$ 12.3
Loans maturing on May 31, 2025, and 2026 | Base Rate
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis		0.30%				0.30%